UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Ticker | **HTY**

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 95.7%		$111,703,166

(Cost $104,231,160)

Australia 3.0%		3,451,843

BHP Billiton, Ltd.	20,900	653,349
Commonwealth Bank of Australia	10,100	673,058
Telstra Corp., Ltd.	307,300	1,373,977
Westpac Banking Corp.	27,100	751,459

Canada 4.4%		5,096,092

BCE, Inc.	63,000	2,609,921
Rogers Communications, Inc., Class B	18,800	751,195
Shaw Communications, Inc., Class B	69,800	1,734,976

France 8.7%		10,117,285

Electricite de France SA	51,000	1,493,795
Sanofi	8,100	867,742
SCOR SE	36,300	1,156,707
Total SA	46,900	2,492,851
Vinci SA	39,100	2,104,953
Vivendi SA	93,370	2,001,237

Germany 6.7%		7,866,080

BASF SE	12,040	1,067,524
Daimler AG	29,200	2,027,421
Deutsche Post AG	31,200	874,475
Deutsche Telekom AG	196,600	2,390,387
Muenchener Rueckversicherungs AG	7,600	1,506,273

Italy 1.6%		1,908,472

Terna Rete Elettrica Nazionale SpA	427,900	1,908,472

Netherlands 1.9%		2,173,530

Royal Dutch Shell PLC, ADR (C)	31,800	2,173,530

Norway 1.3%		1,583,675

Orkla ASA	93,198	721,628
Yara International ASA	19,200	862,047

Philippines 0.5%		600,842

Philippine Long Distance Telephone Company, ADR	8,525	600,842

Switzerland 3.2%		3,719,033

Nestle SA	12,900	872,809
Novartis AG	8,700	624,829
Roche Holdings AG	2,500	614,648
Swisscom AG	3,600	1,606,747

United Kingdom 19.6%		22,854,519

AstraZeneca PLC, ADR (C)	68,600	3,479,392
BAE Systems PLC	378,500	2,575,021
British American Tobacco PLC	20,450	1,093,718
Centrica PLC	101,900	607,073
Diageo PLC, ADR	4,800	601,584
GlaxoSmithKline PLC	123,600	3,156,333
Imperial Tobacco Group PLC	70,200	2,359,608
National Grid PLC	194,300	2,329,240
Severn Trent PLC	35,100	944,819
SSE PLC	85,900	2,062,433

1

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-13 (Unaudited)

		Shares	Value

United Kingdom (continued)

United Utilities Group PLC		161,000	$1,770,011
Vodafone Group PLC		435,100	1,304,341
WM Morrison Supermarkets PLC		130,000	570,946

United States 44.8%			52,331,795

Altria Group, Inc. (C)		80,000	2,804,800
Ameren Corp.		25,600	916,736
Arthur J. Gallagher & Company (C)		17,300	767,774
AT&T, Inc.		55,890	1,971,240
Automatic Data Processing, Inc.		9,000	648,810
Bristol-Myers Squibb Company		16,200	700,488
CenturyLink, Inc. (C)		52,000	1,864,200
CME Group, Inc. (C)		14,600	1,080,108
CMS Energy Corp.		21,200	593,388
ConocoPhillips (C)		23,000	1,491,780
Diamond Offshore Drilling, Inc. (C)		39,700	2,677,368
Dominion Resources, Inc.		20,400	1,209,924
Duke Energy Corp. (C)		40,700	2,889,700
E.I. du Pont de Nemours & Company		24,700	1,424,943
Integrys Energy Group, Inc. (C)		14,900	935,720
Lockheed Martin Corp. (C)		22,600	2,714,712
Lorillard, Inc. (C)		66,600	2,832,498
Mattel, Inc. (C)		31,600	1,328,148
Merck & Company, Inc. (C)		18,000	867,060
Microchip Technology, Inc. (C)		34,800	1,382,952
PepsiCo, Inc. (C)		10,500	877,170
Philip Morris International, Inc. (C)		25,100	2,238,418
PPL Corp. (C)		109,100	3,466,107
R.R. Donnelley & Sons Company (C)		91,600	1,739,484
Regal Entertainment Group, Class A (C)		55,100	1,038,635
Reynolds American, Inc. (C)		36,200	1,789,366
SCANA Corp. (C)		23,300	1,209,503
TECO Energy, Inc. (C)		92,400	1,632,708
The Dow Chemical Company		25,100	879,504
The Southern Company		46,060	2,065,330
Vectren Corp.		39,300	1,454,886
Verizon Communications, Inc.		39,780	1,968,314
Waste Management, Inc. (C)		20,700	870,021

		Shares	Value

Preferred Securities 0.8%			$972,334

(Cost $854,267)

United States 0.8%			972,334

MetLife, Inc., Series B, 6.500% (C)		38,600	972,334

		Par value
	Yield(%)		Value

Short-Term Investments 2.5%			$2,889,398

(Cost $2,889,398)

Money Market Funds 2.4%			2,759,398

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	$2,759,398	2,759,398

2

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-13 (Unaudited)

	Par value	Value

Repurchase Agreement 0.1%		$130,000

Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $130,000 on 8-1-13, collateralized by
$135,000 U.S. Treasury Notes, 0.625% due 8-31-17 (valued at
$132,806, including interest)	$130,000	130,000

Total investments (Cost $107,974,825)† 99.0%		$115,564,898

Other assets and liabilities, net 1.0%		$1,145,752

Total net assets 100.0%		$116,710,650

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(C) A portion of this security is segregated as collateral for options. Total collateral value at 7-31-13 was $895,400.

(Y) The rate shown is the annualized seven-day yield as of 7-31-13.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $108,853,673. Net unrealized appreciation aggregated $6,711,225, of which $8,064,423 related to appreciated investment securities and $1,353,198 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-13:

Utilities	23.5%
Telecommunication Services	15.8%
Consumer Staples	14.4%
Industrials	9.3%
Health Care	8.8%
Energy	7.6%
Financials	5.9%
Consumer Discretionary	5.3%
Materials	4.2%
Information Technology	1.7%
Short-Term Investments & Other	3.5%

Total	100.0%

3

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

4

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-13	Price	Inputs	Inputs
Common Stocks
Australia	$3,451,843	—	$3,451,843	—
Canada	5,096,092	$5,096,092	—	—
France	10,117,285	—	10,117,285	—
Germany	7,866,080	—	7,866,080	—
Italy	1,908,472	—	1,908,472	—
Netherlands	2,173,530	2,173,530	—	—
Norway	1,583,675	—	1,583,675	—
Philippines	600,842	600,842	—	—
Switzerland	3,719,033	—	3,719,033	—
United Kingdom	22,854,519	4,080,976	18,773,543	—
United States	52,331,795	52,331,795	—	—
Preferred Securities
United States	972,334	972,334	—	—
Short-Term Investments	2,889,398	2,759,398	130,000	—

Total Investments in Securities	$115,564,898	$68,014,967	$47,549,931	—
Other Financial Instruments:
Written Options	($301,850)	($301,850)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an

5

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-13 (Unaudited)

exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2013, the fund wrote option contracts to hedge against anticipated changes in the securities markets and to generate potential income. The following tables summarize the fund’s written options activities during the period ended July 31, 2013 and the contracts held at July 31, 2013.

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	340	$218,700
Options written	5,925	8,717,936
Options expired	(1,280)	(958,703)
Options closed	(4,600)	(7,454,736)

Outstanding, end of period	385	$523,197

	Exercise	Expiration	Number of
	Price	Date	Contracts	Premium	Value

CALLS
Russell 2000 Index	$1,055	Aug 2013	195	$311,847	($171,600)
S&P 500 Index	1,690	Aug 2013	90	197,929	(128,250)
S&P 500 Index	1,770	Aug 2013	100	13,421	(2,000)

Total			385	$523,197	($301,850)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 43006 Providence, RI 02940-3006	
Phone	Customer service representatives Portfolio commentary 24-hour automated information	**800-852-0218** **800-344-7054** **800-843-0090**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013